Federated Managed Risk Fund
A Portfolio of Federated Equity Funds
Class A Shares (TICKER FDRAX)
Institutional Shares (TICKER FDRIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2015
Under the heading entitled “Investment Co-Advisers,” please delete the last paragraph and replace it with the following:
“The aggregate advisory fee paid to the Co-Advisers is 0.75%. The fee is allocated among the Co-Advisers as follows:
■	Federated Investment Management Company: 0.24% of the Fund's assets allocated to fixed-income securities and related investments.
■	Federated Equity Management Company of Pennsylvania: 63% of the balance of the aggregate advisory fee.
■	Federated Global Investment Management Corp.: 37% of the balance of the aggregate advisory fee.”
March 4, 2016

Federated Managed Risk Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453066 (3/16)
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